CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents
Cash and cash equivalent balance
	At December 31	At December 31
(in thousands)	2019	2018

Cash	$1,583	$1,152
Cash in MLJV and MWJV	1,397	654
Cash equivalents	5,210	21,401
	$8,190	$23,207